Note 46 (Tables)	12 Months Ended
Dec. 31, 2024
Provisions or reversal of provisions [Abstract]
Provisions or reversal of provisions [Table Text Block]
For the years ended December 31, 2024, 2023 and 2022, the net provisions recognized in this income statement line item were as follows:

Provisions or reversal of provisions (Millions of Euros)
	Notes	2024	2023	2022
Pensions and other post-employment defined benefit obligations	25	3	31	(89)
Commitments and guarantees given		(84)	76	87
Pending legal issues and tax litigation		191	171	210
Other provisions		88	95	84
Total		198	373	291